Average Annual Total Returns - FidelitySeriesOpportunisticInsightsFund-PRO - FidelitySeriesOpportunisticInsightsFund-PRO - Fidelity Series Opportunistic Insights Fund	Mar. 01, 2024
Fidelity Series Opportunistic Insights Fund | Return Before Taxes
Average Annual Return:
Past 1 year	33.20%
Past 5 years	16.15%
Past 10 years	12.71%
Fidelity Series Opportunistic Insights Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	32.84%
Past 5 years	13.30%
Past 10 years	10.37%
Fidelity Series Opportunistic Insights Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.85%
Past 5 years	12.62%
Past 10 years	9.97%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%